UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 516-1712
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2024

Date of reporting year:  February 29, 2024

Item 1. Report to Stockholders.

(a)

Principal Street High Income Municipal Fund
A Class Shares — GSTFX
Institutional Class Shares — GSTAX
Investor Class Shares — GSTEX

Principal Street Short Term Municipal Fund
Institutional Class Shares — PSTYX
Investor Class Shares — PSTEX

Semi-Annual Report

https://principalstreetfunds.com	February 29, 2024

(This Page Intentionally Left Blank.)

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Value of $25,000 Investment (Unaudited)

The chart assumes an initial investment of $25,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-877-914-7343. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of February 29, 2024

	1-Year	3-Year	5-Year	Since Inception(1)
Institutional Class	8.06%	-0.41%	-0.05%	1.64%
Investor Class	7.62%	-0.95%	-0.46%	1.20%
A Class (with sales load)(2)	5.40%	-1.54%	-0.82%	0.98%
A Class (without sales load)	7.86%	-0.78%	-0.37%	1.33%
Bloomberg High Yield Municipal Bond Index(3)	8.30%	0.52%	3.31%	3.72%

(1)
Period since the Fund’s inception. The Institutional Class, Investor Class, and A Class commenced operations on September 15, 2017, March 23, 2020, and February 16, 2022, respectively. Performance for the Investor Class and A Class prior to the inception of the Investor Class and A Class is based on the performance of the Institutional Class, adjusted for the higher expenses applicable to the Investor Class and A Class.

(2)	Reflects a sales load of 2.25%.
(3)
The Bloomberg High Yield Municipal Bond Index covers the high yield portion of the USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. One cannot invest directly in an Index.

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

The following is expense information for the Principal Street High Income Municipal Fund as disclosed in the Fund’s most recent prospectus dated December 29, 2023:

Institutional Class	Gross Expenses: 1.04%; Net Expenses: 1.03%.
Investor Class	Gross Expenses: 1.54%; Net Expenses: 1.53%.
A Class	Gross Expenses: 1.29%; Net Expenses: 1.28%.

Principal Street Partners, LLC (the “Adviser”) has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding certain expenses such as Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions and other transactional expenses, acquired fund fees and expenses, or extraordinary expenses) do not exceed 0.80% of the Fund’s average daily net assets. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expense Limitation Agreement is indefinite but cannot be terminated through at least December 29, 2024. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser.

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Value of $25,000 Investment (Unaudited)

The chart assumes an initial investment of $25,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-877-914-7343. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of February 29, 2024

	1-Year	Since Inception(1)
Institutional Class	4.00%	3.20%
Investor Class	3.75%	2.82%
Bloomberg 3-Year Municipal Bond Index(2)	3.55%	2.41%

(1)	Period since the Fund’s inception. The Institutional Class and Investor Class both commenced operations on April 27, 2022.
(2)
The Bloomberg 3-Year Municipal Bond Index measures the performance of USD-denominated long-term, tax-exempt bond market with maturities of 1-3 years, including state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. One cannot invest directly in an Index.

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

The following is expense information for the Principal Street Short Term Municipal Fund as disclosed in the Fund’s most recent prospectus dated December 29, 2023:

Institutional Class	Gross Expenses: 1.09%; Net Expenses: 0.71%.
Investor Class	Gross Expenses: 1.37%; Net Expenses: 0.95%.

Principal Street Partners, LLC (the “Adviser”) has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding certain expenses such as Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions and other transactional expenses, acquired fund fees and expenses, or extraordinary expenses) do not exceed 0.70% of the Fund’s average daily net assets. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expense Limitation Agreement is indefinite but cannot be terminated through at least December 29, 2024. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser.

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Allocation of Portfolio(1) (Unaudited)
As of February 29, 2024
(% of Net Assets)

Top Ten Holdings(1) (Unaudited)
As of February 29, 2024
(% of Net Assets)

Sunland Medical Foundation, 12.000%, 4/30/2024	4.1%
Sunland Medical Foundation, 12.000%, 10/20/2024	3.2%
Sunland Medical Foundation, 12.000%, 4/30/2024	2.8%
Falmouth Solid Waste Disposal Facilities Revenue, 8.500%, 6/1/2040	2.7%
Angelina & Neches River Authority, 7.500%, 12/1/2045	2.7%
Children’s Trust Fund, 0.000%, 5/15/2057	2.5%
Erie Tobacco Asset Securitization Corp., 0.000%, 6/1/2060	2.4%
Capital Trust Agency, 10.000%, 6/30/2024	2.4%
Atoka Industrial Development Authority, 8.000%, 8/1/2039	2.3%
Port Beaumont Navigation District, 8.000%, 2/1/2039	2.2%

(1)	Fund holdings and allocations are subject to change at any time and are not recommendations to buy or sell any security.

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Allocation of Portfolio(1) (Unaudited)
As of February 29, 2024
(% of Net Assets)

Top Ten Holdings(1) (Unaudited)
As of February 29, 2024
(% of Net Assets)

Sweetwater Union High School District Public Financing Authority, 5.000%, 9/1/2025	3.6%
Commonwealth of Pennsylvania, 5.000%, 10/15/2026	3.5%
State of Illinois, 5.250%, 2/1/2029	3.2%
Metropolitan Pier & Exposition Authority, 7.000%, 7/1/2026	3.1%
Riverside Regional Jail Authority, 5.000%, 7/1/2025	2.7%
County of Miami-Dade Aviation Revenue, 5.000%, 10/1/2028	2.6%
Port Authority of New York & New Jersey, 5.000%, 9/1/2032	2.4%
Wisconsin Public Finance Authority, 5.750%, 6/1/2025	2.3%
Indianapolis Local Public Improvement Bond Bank, 5.000%, 1/1/2030	2.2%
Chicago O’Hare International Airport, 5.000%, 1/1/2031	2.0%

(1)	Fund holdings and allocations are subject to change at any time and are not recommendations to buy or sell any security.

PRINCIPAL STREET FUNDS

Expense Example (Unaudited)
February 29, 2024

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, interest expense, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 – February 29, 2024).

ACTUAL EXPENSES

For each class, the first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

HIGH INCOME MUNICIPAL FUND

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(9/1/2023)	(2/29/2024)	(9/1/2023 to 2/29/2024)
Institutional Actual(2)(3)	$1,000.00	$1,063.20	$4.62
Institutional Hypothetical(4) (5% return before expenses)	$1,000.00	$1,020.39	$4.52

(1)
Expenses for the Institutional Class are equal to the annualized expense ratio for the most recent six-month period of 0.90%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

(2)	Based on the actual Institutional Class return for the six-month period ended February 29, 2024 of 6.32%.
(3)	Excluding interest expense, the actual expenses would be $4.10.
(4)	Excluding interest expense, the hypothetical expenses would be $4.02.

PRINCIPAL STREET FUNDS

Expense Example (Unaudited) – Continued
February 29, 2024

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(5)
	(9/1/2023)	(2/29/2024)	(9/1/2023 to 2/29/2024)
Investor Actual(6)(7)	$1,000.00	$1,061.70	$7.13
Investor Hypothetical(8) (5% return before expenses)	$1,000.00	$1,017.95	$6.97

(5)
Expenses for the Investor Class are equal to the annualized expense ratio for the most recent six-month period of 1.39%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

(6)	Based on the actual Investor Class return for the six-month period ended February 29, 2024 of 6.17%.
(7)	Excluding interest expense, the actual expenses would be $6.66.
(8)	Excluding interest expense, the hypothetical expenses would be $6.52.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(9)
	(9/1/2023)	(2/29/2024)	(9/1/2023 to 2/29/2024)
A Class Actual(10)(11)	$1,000.00	$1,071.10	$5.92
A Class Hypothetical(12) (5% return before expenses)	$1,000.00	$1,019.14	$5.77

(9)
Expenses for the A Class are equal to the annualized expense ratio for the most recent six-month period of 1.15%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

(10)	Based on the actual A Class return for the six-month period ended February 29, 2024 of 7.11%.
(11)	Excluding interest expense, the actual expenses would be $5.41.
(12)	Excluding interest expense, the hypothetical expenses would be $5.27.

SHORT TERM MUNICIPAL FUND

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(9/1/2023)	(2/29/2024)	(9/1/2023 to 2/29/2024)
Institutional Actual(2)(3)	$1,000.00	$1,024.80	$3.62
Institutional Hypothetical(4) (5% return before expenses)	$1,000.00	$1,021.28	$3.62

(1)
Expenses for the Institutional Class are equal to the annualized expense ratio for the most recent six-month period of 0.72%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

(2)	Based on the actual Institutional Class return for the six-month period ended February 29, 2024 of 2.48%.
(3)	Excluding interest expense, the actual expenses would be $3.52.
(4)	Excluding interest expense, the hypothetical expenses would be $3.52.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(5)
	(9/1/2023)	(2/29/2024)	(9/1/2023 to 2/29/2024)
Investor Actual(6)(7)	$1,000.00	$1,023.60	$4.88
Investor Hypothetical(8) (5% return before expenses)	$1,000.00	$1,020.04	$4.87

(5)
Expenses for the Investor Class are equal to the annualized expense ratio for the most recent six-month period of 0.97%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(6)	Based on the actual Investor Class return for the six-month period ended February 29, 2024 of 2.36%.
(7)	Excluding interest expense, the actual expenses would be $4.78.
(8)	Excluding interest expense, the hypothetical expenses would be $4.77.

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited)
February 29, 2024

Description	Par	Value
MUNICIPAL BONDS — 82.5%

Arizona — 2.9%
Arizona Industrial Development Authority
6.00%, 07/01/2049 (Obligor: Empower College Prep) (a)	$1,000,000	$1,001,702
Series A, 7.75%, 07/01/2050 (Obligor: Legacy Cares, Inc,) (a)(b)	1,600,000	96,000
Series A, 6.00%, 07/01/2051 (Obligor: Legacy Cares, Inc.) (a)(b)	540,000	32,400
Series C, 6.75%, 07/01/2030 (Obligor: Legacy Cares, Inc.) (a)(b)	2,000,000	120,000
La Paz County Industrial Development Authority, 7.00%, 12/01/2040
(Obligor: Imperial Valley Gateway Center)	1,535,000	854,495
Maricopa County Industrial Development Authority, 6.00%, 01/01/2048
(Obligor: Christian Care Surprise) (a)	1,595,000	1,152,483
Pima County Industrial Development Authority, 6.63%, 05/15/2031
(Obligor: La Posada Park Centre) (a)	2,000,000	2,024,151
Sierra Vista Industrial Development Authority
Series A, 0.00%, 10/01/2056 (Obligor: Georgetown Community
Development Authority) (a)(c)	2,200,000	1,694,859
Series A, 0.00%, 10/01/2056 (Obligor: Georgetown Community
Development Authority) (a)(c)	1,000,000	926,661
Series B, 6.25%, 10/01/2036 (Obligor: Georgetown Community
Development Authority) (a)	1,500,000	1,227,413
		9,130,164
California — 0.0%(d)
California Pollution Control Financing Authority
7.00%, 07/01/2024 (Obligor: CalPlant I) (a)(b)(e)	1,000,000	13,500
7.50%, 07/01/2032 (Obligor: CalPlant I) (a)(b)(e)	5,065,000	68,378
8.00%, 07/01/2039 (Obligor: CalPlant I) (a)(b)(e)	3,845,000	51,908
7.50%, 12/01/2039 (Obligor: CalPlant I) (a)(b)(e)	2,500,000	33,750
		167,536
Colorado — 6.0%
Aurora Highlands Community Authority Board, 5.75%, 12/01/2051	4,000,000	3,730,772
Banning Lewis Ranch Metropolitan District No. 8, 4.88%, 12/01/2051 (a)	2,500,000	1,976,543
Canyon Pines Metropolitan District, Series A-1, 5.25%, 12/01/2051	2,000,000	1,790,450
Cascade Ridge Metropolitan District, 5.00%, 12/01/2051	1,000,000	869,159
Cottonwood Hollow Residential Metropolitan District, 5.00%, 12/01/2051	750,000	633,278
Four Corners Business Improvement District, 6.00%, 12/01/2052	1,000,000	954,047
Grandview Reserve Metropolitan District No. 3
Series A, 6.25%, 12/01/2052	1,500,000	1,470,624
Series B, 9.00%, 12/15/2052	1,000,000	995,291
Ledge Rock Center Commercial Metropolitan District
Series A, 7.38%, 11/01/2052 (a)	1,000,000	1,016,983
Series A, 7.00%, 11/01/2052 (a)	1,000,000	1,008,284

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 29, 2024

Description	Par	Value
MUNICIPAL BONDS — 82.5% (Continued)

Colorado — 6.0% (Continued)
Legato Community Authority, Series B, 8.25%, 12/15/2051	$2,000,000	$1,857,620
Peak Metropolitan District No. 3, Series A-1, 7.50%, 12/01/2052	1,500,000	1,522,747
Waters’ Edge Metropolitan District No. 2, 5.00%, 12/01/2051	1,000,000	866,752
		18,692,550
Connecticut — 0.8%
Connecticut Housing Finance Authority, 4.60%, 11/15/2049	2,500,000	2,507,179

District of Columbia — 0.3%
Metropolitan Washington Airports Authority Aviation Revenue,
5.00%, 10/01/2030 (e)	750,000	754,692

Florida — 6.3%
Capital Trust Agency, Inc.
10.00%, 06/30/2024 (Obligor: Voans SW Florida Healthcare) (a)	7,950,000	7,552,500
5.00%, 01/01/2056 (Obligor: Wfcs Holdings Ii Llc) (a)	900,000	706,410
Series A, 6.50%, 10/01/2032 (Obligor: Tuscan Gardens of
Palm Coast Obligated Group) (a)	1,090,000	566,800
Series A, 6.75%, 10/01/2037 (Obligor: Tuscan Gardens of
Palm Coast Obligated Group) (a)	1,290,000	670,800
Series A, 7.00%, 10/01/2040 (Obligor: Tuscan Gardens of
Palm Coast Obligated Group) (a)	1,525,000	793,000
Series A, 7.00%, 12/01/2045 (Obligor: Tallahassee NHHI) (a)(b)	150,000	49,125
Series A, 7.00%, 10/01/2049 (Obligor: Tuscan Gardens of
Palm Coast Obligated Group) (a)	1,700,000	884,000
Series A, 7.13%, 12/01/2050 (Obligor: Tallahassee NHHI) (a)(b)	2,000,000	655,000
Series A, 7.00%, 07/01/2052 (Obligor: Tapestry Senior
Housing Walden) (a)(b)	2,200,000	484,000
Greater Orlando Aviation Authority, 5.00%, 10/01/2054 (e)	1,500,000	1,539,923
Lake Country, Series A1, 7.13%, 01/01/2052
(Obligor: Village Veranda at Lady Lake Obligated Group) (a)	5,800,000	4,350,000
Palm Beach County Health Facilities Authority, 7.63%, 05/15/2058
(Obligor: Lifespace Communities Obl)	500,000	539,942
William G King, 12.00%, 10/01/2024 (f)	780,377	780,377
		19,571,877
Idaho — 0.7%
Spring Valley Community Infrastructure
District No 1, 6.25%, 09/01/2053	2,000,000	2,016,821

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 29, 2024

Description	Par	Value
MUNICIPAL BONDS — 82.5% (Continued)

Illinois — 1.9%
Illinois Finance Authority
Series A, 6.50%, 05/15/2047 (Obligor: Plymouth Place)	$1,000,000	$1,022,513
Series A, 6.13%, 04/01/2049 (Obligor: Roosevelt University) (a)	2,500,000	2,438,917
Series A, 5.00%, 07/01/2051 (Obligor: Aim Art in Motion) (a)	3,000,000	2,187,738
Series B, 5.00%, 07/01/2024 (Obligor: Aim Art in Motion) (a)	305,000	301,313
		5,950,481
Indiana — 3.7%
Anderson Industrial Economic Development Revenue,
6.00%, 10/01/2042 (Obligor: Anderson University, Inc.)	1,000,000	875,287
Evansville Manufacturing Housing Revenue, 5.45%, 01/01/2038
(Obligor: Evansville RCF LP)	1,500,000	1,230,135
Goshen Manufacturing Housing Revenue, Series A, 5.00%, 08/01/2041
(Obligor: Green Oaks of Goshen, LLC) (a)	1,500,000	1,226,812
Indiana Finance Authority, 7.00%, 03/01/2039
(Obligor: Brightmark Plastics Renewal) (a)(e)	6,160,000	4,673,801
Indiana Housing & Community Development Authority,
6.75%, 01/01/2043 (Obligor: Vita of New Whiteland, LLC)	500,000	501,253
Valparaiso Manufactured Housing Revenue, 5.38%, 12/01/2041
(Obligor: Green Oaks of Valparaiso) (a)	3,500,000	2,756,282
		11,263,570
Iowa — 1.3%
Iowa Finance Authority
6.75%, 05/15/2033 (Obligor: Lifespace Communities Obl)	500,000	540,814
5.00%, 09/01/2051 (Obligor: Sunrise Manor)	1,000,000	749,592
5.00%, 12/01/2051 (Obligor: Riserville Holdings) (a)(e)	3,495,000	2,761,338
		4,051,744
Kentucky — 2.7%
Falmouth Solid Waste Disposal Facilities Revenue, 8.50%, 06/01/2040
(Obligor: Texas Bluegrass Biofuels, LLC) (a)	8,875,000	8,447,219

Louisiana — 0.7%
Louisiana Public Facilities Authority
Series A, 6.00%, 06/01/2037 (Obligor: Jefferson Rise Charter School) (a)	480,000	470,512
Series A, 6.25%, 06/01/2052 (Obligor: Jefferson Rise Charter School) (a)	1,000,000	975,299
Series A, 6.38%, 06/01/2052 (Obligor: Grambling High Foundation) (a)	770,000	758,495
		2,204,306
Maine — 1.4%
Maine Finance Authority, 8.00%, 12/01/2051
(Obligor: Go Lab Madison, LLC) (a)(e)	5,500,000	4,338,011

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 29, 2024

Description	Par	Value
MUNICIPAL BONDS — 82.5% (Continued)

Massachusetts — 0.3%
Massachusetts Development Finance Agency, 5.00%, 07/01/2051
(Obligor: Ascentria Care Alliance) (a)	$1,250,000	$1,029,506

Michigan — 0.3%
Michigan Finance Authority, 5.00%, 05/01/2046
(Obligor: Aquinas College)	1,000,000	797,282

Mississippi — 1.5%
Mississippi Development Bank, 3.63%, 11/01/2036 (a)	1,000,000	929,033
Tunica County, 6.00%, 10/01/2040	3,850,000	3,505,690
		4,434,723
New Jersey — 0.0% (d)
New Jersey Economic Development Authority, 7.00%, 09/01/2047
(Obligor: Kintock Obligated Group) (a)	65,000	66,304

New York — 5.7%
Build NYC Resource Corp.
Series A-1, 7.63%, 02/01/2053 (Obligor: Voices of
Community Activists)	1,815,000	1,823,522
Series A-2, 8.13%, 02/01/2026 (Obligor: Voices of
Community Activists)	300,000	298,731
Series B, 7.63%, 02/01/2026 (Obligor: Voices of
Community Activists) (a)	1,690,000	1,692,036
Erie Tobacco Asset Securitization Corp.
0.00%, 06/01/2055 (b)	6,000,000	481,458
0.00%, 06/01/2060 (a)(b)	115,000,000	7,568,058
New York Counties Tobacco Trust IV, Series F,
0.00%, 06/01/2060 (b)(g)	50,000,000	3,654,795
New York Transportation Development Corp.,
6.00%, 06/30/2054 (Obligor: Jfk Nto Llc) (e)	1,000,000	1,101,469
Ulster County Capital Resource Corp.
5.25%, 09/15/2047 (Obligor: Woodland Pond)	550,000	416,618
5.25%, 09/15/2053 (Obligor: Woodland Pond)	920,000	670,282
		17,706,969
Ohio — 0.9%
Southern Ohio Port Authority, Series A, 7.00%, 12/01/2042
(Obligor: PureCycle Ohio) (a)(e)	2,600,000	2,730,000

Oklahoma — 2.5%
Atoka Industrial Development Authority
8.00%, 08/01/2039 (Obligor: Gladieux Metals Recycling) (a)(e)	6,900,000	7,044,218
Series A, 8.00%, 08/01/2039 (Obligor: Gladieux Metals Recycling) (a)	750,000	765,676
		7,809,894

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 29, 2024

Description	Par	Value
MUNICIPAL BONDS — 82.5% (Continued)

Pennsylvania — 3.3%
Pennsylvania Economic Development Financing Authority
5.75%, 12/31/2062 (e)	$1,000,000	$1,117,129
Series A, 6.50%, 12/01/2038 (Obligor: Tapestry Moon) (a)(b)	2,950,000	1,124,688
Series A, 9.00%, 04/01/2051 (Obligor: Consol Energy) (a)(e)(h)	4,000,000	4,435,405
Series A, 6.75%, 12/01/2053 (Obligor: Tapestry Moon) (a)(b)	2,650,000	1,010,313
Pennsylvania Economic Development Financing Authority
Parking System Revenue
Series A, 4.00%, 01/01/2042	1,000,000	971,330
Series A, 4.13%, 01/01/2043	750,000	733,740
Series A, 4.13%, 01/01/2044	1,000,000	975,470
		10,368,075
Puerto Rico — 3.7%
Children’s Trust Fund
0.00%, 05/15/2057 (b)	42,000,000	3,465,004
Series B, 0.00%, 05/15/2057 (b)	120,000,000	7,776,575
		11,241,579
South Carolina — 4.4%
City of Hardeeville, 4.00%, 05/01/2052 (a)	700,000	504,498
South Carolina Jobs-Economic Development Authority
4.00%, 11/15/2027 (Obligor: Upstate Senior Living Obligated Group)	25,000	24,469
6.00%, 02/01/2035 (Obligor: Repower S. Berkeley) (a)(b)(e)	1,000,000	100,000
Series A, 7.00%, 11/01/2038 (Obligor: Jasper Pellets) (a)(b)(e)	1,500,000	354,000
Series A, 7.00%, 05/01/2039 (Obligor: AAC East) (a)(e)	3,500,000	3,014,125
Series A, 6.50%, 06/01/2051 (Obligor: Last Step Recycling, LLC) (a)(e)	2,000,000	1,214,423
Series A, 5.00%, 06/15/2051 (Obligor: Virtus Academy) (a)	1,330,000	1,062,283
Series A, 5.00%, 06/15/2056 (Obligor: Virtus Academy) (a)	1,100,000	859,989
Series A, 7.75%, 10/01/2057 (Obligor: CR River Park)	6,150,000	6,546,791
		13,680,578
Tennessee — 1.0%
Knox County Industrial Development Board, 9.50%, 11/01/2052
(Obligor: TomPaul Knoxville, LLC) (a)(e)	1,000,000	1,014,176
Metropolitan Government Nashville & Davidson County Health &
Educational Facilities Board, Series B-1, 7.50%, 04/01/2049
(Obligor: Trousdale Foundation Obligated Group) (a)(b)	1,140,000	11,400
Shelby County Health Educational & Housing Facilities Board,
Series A, 5.75%, 10/01/2059 (Obligor: Luke Obligated Group)	3,000,000	2,091,649
		3,117,225

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 29, 2024

Description	Par	Value
MUNICIPAL BONDS — 82.5% (Continued)

Texas — 17.5%
Angelina & Neches River Authority, 7.50%, 12/01/2045
(Obligor: Jefferson Enterprises Energy) (e)	$11,900,000	$8,364,551
Arlington Higher Education Finance Corp.
6.13%, 02/15/2053 (Obligor: Odyssey 2020 Academy) (a)	500,000	499,641
6.38%, 06/01/2062 (Obligor: The Magellan School) (a)	1,000,000	1,028,566
6.25%, 06/01/2063 (Obligor: Cypress Christian School) (a)	1,200,000	1,234,286
Brazoria County Industrial Development Corp.
9.00%, 03/01/2039 (Obligor: Gladieux Metals Recycling) (a)(e)	4,275,000	4,500,694
Series A, 9.00%, 03/01/2039
(Obligor: Gladieux Metals Recycling) (a)(e)	3,330,000	3,505,804
Series B, 7.00%, 03/01/2039
(Obligor: Gladieux Metals Recycling) (e)	1,250,000	1,192,131
Calhoun County Navigation Industrial Development Authority
Series A, 3.63%, 07/01/2026
(Obligor: Max Midstream Texas, LLC) (a)(e)	1,500,000	1,405,154
Series B, 6.50%, 07/01/2026 (Obligor: Max Midstream Texas, LLC) (a)	1,000,000	950,330
Jefferson County Industrial Development Corp., 7.75%, 04/01/2039
(Obligor: TRP Crude Marketing) (a)	900,000	817,667
Kountze Economic Development Corp., 15.00%, 11/01/2027
(Obligor: Allegiant Industrial) (a)	4,050,000	4,630,389
New Hope Cultural Education Facilities Finance Corp.
Series A, 6.50%, 10/01/2033 (Obligor: Outlook At Windhaven)	1,500,000	1,498,844
Series A-2, 6.50%, 01/01/2031 (Obligor: Sanctuary LTC, LLC)	2,500,000	1,977,636
Series B, 2.00%, 11/15/2061 (Obligor: Buckingham Senior
Living Obligated Group) (b)(h)	2,365,425	882,755
Port Beaumont Navigation District, 8.00%, 02/01/2039
(Obligor: Allegiant Industrial Island) (a)(e)	7,010,000	6,836,982
San Antonio Education Facilities Corp.
Series A, 5.00%, 10/01/2041 (Obligor: Hallmark University)	840,000	715,358
Series A, 5.00%, 10/01/2051 (Obligor: Hallmark University)	2,000,000	1,589,586
Series B, 5.25%, 10/01/2028 (Obligor: Hallmark University)	275,000	268,799
Tarrant County Cultural Education Facilities Finance Corp.
6.88%, 11/15/2055 (Obligor: MRC Senior Living Fort Worth)	2,600,000	2,415,726
Series A, 6.75%, 11/15/2051 (Obligor: MRC Senior Living Fort Worth)	5,000,000	4,607,798
Series B, 6.38%, 02/15/2041 (Obligor: CC Young Memorial Home)	550,000	302,500
Texas Department of Housing & Community Affairs, 5.13%, 09/01/2053	5,000,000	5,170,321
Woodloch Health Facilities Development Corp.,
Series A1, 6.75%, 12/01/2051 (Obligor: Senior Care Living VII) (a)(b)	3,573,081	71,462
		54,466,980

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 29, 2024

Description	Par	Value
MUNICIPAL BONDS — 82.5% (Continued)

Utah — 1.8%
Chelsey Public Infrastructure District No 1, 7.00%, 12/01/2042 (a)	$1,350,000	$1,395,786
Jordanelle Ridge Public Infrastructure
District No 2, 7.75%, 03/01/2054 (a)	2,000,000	2,026,955
Utah Charter School Finance Authority
Series A, 5.38%, 07/15/2042
(Obligor: Rockwell Charter High School) (a)	905,000	797,789
Series A, 5.50%, 07/15/2047
(Obligor: Rockwell Charter High School) (a)	1,460,000	1,281,558
Series B, 6.63%, 07/15/2047
(Obligor: Rockwell Charter High School) (a)	300,000	270,255
		5,772,343
Washington — 1.1%
Washington State Housing Finance Commission
6.38%, 07/01/2063 (Obligor: Seattle Academy of Arts) (a)	900,000	983,248
Series A, 5.00%, 07/01/2038 (Obligor: Lutheran Retirement
Home Obligated Group) (a)	1,075,000	887,480
Series A, 4.00%, 01/01/2057 (Obligor: Eliseo Obligated Group) (a)	2,000,000	1,369,137
		3,239,865
West Virginia — 2.0%
West Virginia Economic Development Authority
8.75%, 02/01/2036 (Obligor: Ansorge West Virginia) (a)(e)	1,000,000	800,000
7.63%, 12/01/2040 (Obligor: Empire Trimodal Terminal) (a)	6,600,000	5,447,594
		6,247,594
Wisconsin — 7.8%
Public Finance Authority
5.50%, 05/01/2039 (Obligor: Cedars Obligated Group) (a)	1,210,000	1,040,954
5.75%, 05/01/2054 (Obligor: Cedars Obligated Group) (a)	7,950,000	6,529,414
5.75%, 07/01/2062	2,000,000	2,131,983
Series A, 7.50%, 06/01/2025 (Obligor: Dreamhouse ‘Ewa Beach) (a)	1,000,000	980,912
Series A, 5.75%, 06/01/2025 (Obligor: Dreamhouse ‘Ewa Beach) (a)	675,000	675,614
Series A, 7.05%, 09/01/2046 (Obligor: Austin FBO LLC) (a)(e)(h)	6,735,000	6,643,365
Series A, 6.85%, 10/01/2047
(Obligor: Proton International Alabama LLC) (a)(b)	400,000	40,000
Series A, 6.13%, 02/01/2048 (Obligor: Explore Academy) (a)	1,525,000	1,366,192
Series A, 6.63%, 06/01/2052 (Obligor: Discovery Charter School) (a)	900,000	889,121
Series A, 5.88%, 06/01/2052 (Obligor: Coral Academy of Science) (a)	600,000	600,401
Series A, 6.00%, 06/15/2052 (Obligor: Shining Rock Classical)	900,000	859,892

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 29, 2024

Description	Par	Value
MUNICIPAL BONDS — 82.5% (Continued)

Wisconsin — 7.8% (Continued)
Wisconsin Health & Educational Facilities Authority
Series C, 7.00%, 07/01/2043 (Obligor: Chiara Communities, Inc.)	$505,000	$384,389
Series C, 7.50%, 07/01/2053 (Obligor: Chiara Communities, Inc.)	2,500,000	1,889,863
		24,032,100
TOTAL MUNICIPAL BONDS
(Cost $305,268,789)		255,837,166

CORPORATE BONDS — 13.2%
CalPlant I LLC, 15.00%, 07/01/2025 (a)(f)	1,290,000	1,290,000
CalPlant I, LLC, 9.50%, 08/21/2024 (a)(f)	3,000,000	3,000,000
Convival 2022 III, 12.00%, 11/15/2056 (a)(f)	5,025,000	5,273,738
LSC Estero Prime, 12.00%, 04/30/2024 (f)	1,250,000	1,250,000
Sunland Medical Foundation, 12.00%, 10/20/2024 (f)	10,000,000	10,000,000
Sunland Medical Foundation, 7.38%, 04/30/2024 (f)	12,425,000	8,753,413
Sunland Medical Foundation, 12.00%, 04/30/2024 (f)	11,500,261	11,500,260
		41,067,411
TOTAL CORPORATE BONDS
(Cost $44,418,074)		41,067,411

	Shares
CONVERTIBLE PREFERRED STOCKS — 1.6%
Next Renewable Fuels, Series A (f)	7	5,083,502
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $5,083,650)		5,083,502

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 29, 2024

Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.1%

Money Market Funds — 4.1%
First American Government Obligations Fund — Class X, 5.23% (i)	12,768,791	$12,768,791
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,768,791)		12,768,791
TOTAL INVESTMENTS — 101.4%
(Cost $367,539,304)		314,756,871
Liabilities in Excess of Other Assets — (1.4)%		(4,658,770)
TOTAL NET ASSETS — 100.0%		$310,098,101

Percentages are stated as a percent of net assets.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 29, 2024, the value of these securities total $166,093,008 or 53.6% of the Fund’s net assets.

(b)	Issuer is currently in default.
(c)	Step coupon bond. The rate disclosed is as of February 29, 2024.
(d)	Represents less than 0.05% of net assets.
(e)	Security subject to the Alternative Minimum Tax (“AMT”). As of February 29, 2024, the total value of securities subject to the AMT was $69,608,927 or 22.5% of net assets.
(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $46,931,290 or 15.1% of net assets as of February 29, 2024.

(g)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(h)
Coupon rate is variable, or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of February 29, 2024.

(i)	The rate shown represents the 7-day effective yield as of February 29, 2024.

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Schedule of Investments (Unaudited)
February 29, 2024

Description	Par	Value
MUNICIPAL BONDS — 97.0%

Alabama — 3.4%
Black Belt Energy Gas District No. 7, Series C-1, 5.25%, 12/01/2025	$1,000,000	$1,022,390
Houston County Health Care Authority, Series A, 5.00%, 10/01/2030	100,000	102,102
Russell County Public Building Authority, 4.50%, 01/01/2033	425,000	425,289
Southeast Energy Authority A Cooperative District, 5.00%, 05/01/2053 (a)	350,000	363,932
		1,913,713
Alaska — 1.8%
CIVICVentures/AK, 5.00%, 09/01/2029	1,000,000	1,007,539

Arizona — 4.1%
Maricopa County Industrial Development Authority,
Series B, 4.00%, 07/01/2029 (b)	1,000,000	986,744
Pima County Industrial Development Authority
5.25%, 12/01/2026 (Obligor: P.L.C. Charter Schools) (b)	360,000	360,151
Series B-3, 5.13%, 11/15/2029 (Obligor: La Posada Park Centre) (b)	500,000	504,382
Series B-3, 5.63%, 11/15/2030 (Obligor: La Posada Park Centre) (b)	500,000	506,120
		2,357,397
California — 6.9%
California Enterprise Development Authority,
Series A, 4.00%, 06/01/2036 (Obligor: Rocklin Academy) (b)	500,000	464,581
California Municipal Finance Authority, 4.00%, 07/15/2029
(Obligor: United Airlines Inc) (c)	100,000	98,691
California School Finance Authority, 5.00%, 07/01/2025
(Obligor: Hawking STEAM Charter Schools) (b)	400,000	405,503
City & County of San Francisco CA, 5.00%, 09/01/2024	100,000	100,141
M-S-R Energy Authority, 6.13%, 11/01/2029	165,000	177,310
Palomar Community College District, Series B, 0.00%, 08/01/2029 (d)	100,000	83,684
San Ysidro School District, 4.00%, 08/01/2029	130,000	130,068
Southern California Logistics Airport Authority, 4.50%, 12/01/2031	300,000	302,297
Stockton Unified School District, 5.00%, 07/01/2028	145,000	145,062
Sweetwater Union High School District Public
Financing Authority, 5.00%, 09/01/2025	2,040,000	2,050,576
		3,957,913
Colorado — 0.7%
Denver City & County Airport Revenue
Series A, 5.00%, 12/01/2032 (c)	300,000	319,586
Series C, 6.13%, 11/15/2025 (c)	55,000	57,105
		376,691

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 29, 2024

Description	Par	Value
MUNICIPAL BONDS — 97.0% (Continued)

District of Columbia — 0.9%
Metropolitan Washington Airports Authority
Aviation Revenue, 5.00%, 10/01/2030 (c)	$500,000	$503,128

Florida — 5.3%
Capital Trust Agency, Inc., 10.00%, 06/30/2024
(Obligor: Voans SW Florida Healthcare) (b)(e)	750,000	712,500
County of Miami-Dade FL Aviation Revenue, 5.00%, 10/01/2028 (c)	1,475,000	1,481,379
Miami-Dade County Industrial Development Authority
5.00%, 09/15/2024 (Obligor: Pinecrest Academy)	245,000	245,653
6.75%, 07/01/2029 (Obligor: Academir Charter Schools) (b)	100,000	96,991
Viera East Community Development District, 5.00%, 05/01/2026	490,000	490,616
		3,027,139
Illinois — 15.0%
Chicago Board of Education, 5.00%, 12/01/2031	150,000	159,178
Chicago O’Hare International Airport
5.00%, 01/01/2032	500,000	500,394
Series B, 5.00%, 01/01/2031 (c)	1,140,000	1,140,488
City of Blue Island IL, 4.75%, 12/01/2024	100,000	100,064
DeKalb & La Salle High School District No 432, 4.00%, 02/01/2032	515,000	515,393
Illinois Finance Authority
5.00%, 03/01/2032 (Obligor: Southern IL Healthcare)	845,000	876,402
Series B-2, 5.25%, 11/15/2027 (Obligor: Plymouth Place)	210,000	209,287
Metropolitan Pier & Exposition Authority, 7.00%, 07/01/2026	1,665,000	1,740,691
Pulaski Massac Alexander & Johnson Counties
Community Unit School District No 10
4.00%, 12/01/2027	165,000	165,039
4.00%, 12/01/2028	170,000	170,034
Sales Tax Securitization Corp., Series A, 5.00%, 01/01/2030	200,000	224,362
State of Illinois
6.00%, 11/01/2026	260,000	267,954
5.25%, 02/01/2029	1,795,000	1,798,645
State of Illinois Sales Tax Revenue, 5.00%, 06/15/2025	325,000	325,553
Village of Villa Park IL, 4.00%, 12/15/2028	350,000	350,080
		8,543,564
Indiana — 4.6%
Indiana Finance Authority, 5.00%, 10/01/2032 (Obligor: Earlham College)	765,000	765,412
Indianapolis Local Public Improvement Bond Bank, 5.00%, 01/01/2030 (c)	1,250,000	1,262,169
University Of Southern Indiana Foundation, 4.50%, 10/01/2024	575,000	575,905
		2,603,486

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 29, 2024

Description	Par	Value
MUNICIPAL BONDS — 97.0% (Continued)

Iowa — 1.6%
Iowa Finance Authority, 5.00%, 08/15/2027
(Obligor: Mercy Medical Center)	$245,000	$245,188
PEFA, Inc., 5.00%, 09/01/2049 (a)	630,000	643,467
		888,655
Kansas — 0.4%
Topeka, Series B, 5.13%, 12/01/2026 (Obligor: Congregational Home)	250,000	249,506

Massachusetts — 0.8%
Massachusetts Development Finance Agency, 5.00%, 10/01/2029
(Obligor: Provident Commonwealth)	150,000	154,260
Massachusetts Educational Financing Authority, 4.38%, 07/01/2024 (c)	175,000	175,023
North Reading, 5.00%, 05/15/2030	120,000	120,208
		449,491
Michigan — 1.2%
Healthsource Saginaw, Inc., 4.00%, 05/01/2027	80,000	80,066
Michigan Finance Authority, Series MI-2, 5.00%, 12/01/2044
(Obligor: Trinity Health Corp.) (a)	100,000	101,306
Michigan State Building Authority, 5.00%, 04/15/2032	500,000	515,154
		696,526
Missouri — 1.1%
Missouri Development Finance Board
5.00%, 06/01/2024	400,000	400,405
Series A, 5.00%, 06/01/2027	200,000	200,166
		600,571
New Jersey — 0.2%
New Jersey Economic Development Authority, 5.25%, 01/01/2025
(Obligor: NY/NJ Link Borrower) (c)	100,000	100,103

New York — 8.4%
Build NYC Resource Corp., Series A-2, 7.63%, 02/01/2026
(Obligor: Voices of Community Activists) (b)	1,000,000	1,001,205
Hudson, 4.00%, 04/15/2028	95,000	95,078
Metropolitan Transportation Authority, Series C-1, 5.00%, 11/15/2030	1,000,000	1,046,303
Monroe County Industrial Development Corp./NY, 5.00%, 10/01/2031
(Obligor: Nazareth Clergy of Rochester)	925,000	965,765
New York State Dormitory Authority, Series A, 4.00%, 07/01/2033
(Obligor: St John’s University)	100,000	106,153

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 29, 2024

Description	Par	Value
MUNICIPAL BONDS — 97.0% (Continued)

New York — 8.4% (Continued)
Oneida County Local Development Corp., 5.00%, 07/01/2027
(Obligor: Hamilton College)	$200,000	$200,164
Port Authority of New York & New Jersey, 5.00%, 09/01/2032 (c)	1,385,000	1,390,976
		4,805,644
North Carolina — 2.0%
North Carolina Capital Facilities Finance Agency,
Series A, 5.00%, 10/01/2027 (Obligor: Arc Of North Carolina)	100,000	100,754
North Carolina Medical Care Commission
Series B, 5.00%, 12/01/2024 (Obligor: Wake Forest Baptist)	650,000	650,682
Series C, 5.00%, 03/01/2024 (Obligor: Lutheran Aging Services)	395,000	395,000
		1,146,436
Ohio — 3.4%
City of Dayton OH Airport Revenue, 5.00%, 12/01/2024 (c)	780,000	780,628
RiverSouth Authority, 5.00%, 06/01/2024	185,000	185,234
State of Ohio
5.00%, 12/31/2029 (c)	100,000	100,874
5.00%, 12/31/2035 (c)	885,000	891,149
		1,957,885
Oklahoma — 0.4%
Norman Regional Hospital Authority, 5.00%, 09/01/2025
(Obligor: Norman Regional Hospital Authority)	235,000	235,814

Oregon — 0.6%
Portland Water Revenue, 5.00%, 10/01/2024	350,000	350,762

Pennsylvania — 7.8%
Butler County Hospital Authority, 5.00%, 07/01/2028
(Obligor: Butler Health System)	300,000	301,937
Commonwealth of Pennsylvania, 5.00%, 10/15/2026	2,000,000	2,001,211
Lycoming County Authority, Series S2, 4.50%, 11/01/2035
(Obligor: Lycoming College) (a)	500,000	498,104
Montgomery County Higher Education and Health Authority,
Series UU1, 5.00%, 05/01/2029 (Obligor: Gwynedd Mercy University)	240,000	248,136
Northeastern Pennsylvania Hospital and Education Authority,
5.00%, 05/01/2025 (Obligor: Kings College)	600,000	601,656
Philadelphia Authority for Industrial Development, Series A,
5.00%, 05/01/2030 (Obligor: Russell Byers Charter School)	770,000	788,663
		4,439,707

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 29, 2024

Description	Par	Value
MUNICIPAL BONDS — 97.0% (Continued)

Puerto Rico — 4.7%
Children’s Trust Fund, 5.50%, 05/15/2039	$720,000	$722,035
Commonwealth of Puerto Rico, Series A, 0.00%, 07/01/2024 (d)	487,180	480,743
Puerto Rico Electric Power Authority
5.00%, 07/01/2024	140,000	140,028
5.00%, 07/01/2025	385,000	385,078
5.25%, 07/01/2026	200,000	198,370
Series UU, 5.00%, 07/01/2024	745,000	745,072
		2,671,326
South Carolina — 1.2%
South Carolina Jobs-Economic Development Authority
4.00%, 11/15/2027 (Obligor: Upstate Senior Living)	175,000	171,283
5.25%, 11/15/2028 (Obligor: Kiawah Life Plan Village)	500,000	503,013
		674,296
Tennessee — 3.0%
Greeneville, 4.00%, 06/01/2029	165,000	175,848
Tennessee Energy Acquisition Corp.
Series A, 5.25%, 09/01/2024	1,000,000	1,005,179
Series C, 5.00%, 02/01/2027	500,000	507,234
		1,688,261
Texas — 6.2%
Arlington Higher Education Finance Corp.,
Series A, 5.00%, 08/15/2027 (Obligor: Wayside Schools)	200,000	203,155
Bacliff Municipal Utility District, 4.50%, 09/01/2029	340,000	340,291
Central Texas Turnpike System, 5.00%, 08/15/2028	295,000	296,686
County of Wise TX, 5.00%, 08/15/2026	200,000	206,310
Harris County Cultural Education Facilities Finance Corp., Series A,
5.00%, 01/01/2033 (Obligor: Brazos Presbyterian Obligated Group)	225,000	215,079
Kountze Economic Development Corp., 15.00%, 11/01/2027
(Obligor: Allegiant Industrial, LLC) (b)	100,000	114,331
Lower Colorado River Authority, 5.00%, 05/15/2030	140,000	140,388
North Harris County Regional Water Authority, 5.00%, 12/15/2026	100,000	100,105
Port Beaumont Navigation District, 8.00%, 02/01/2039
(Obligor: Allegiant Industrial Island) (b)(c)	265,000	258,459
San Antonio, 5.00%, 02/01/2027	140,000	140,170
San Antonio Education Facilities Corp., Series B, 5.25%, 10/01/2028
(Obligor: Hallmark University, Inc.)	100,000	97,745
San Juan Higher Education Finance Authority, 8.25%, 08/15/2029
(Obligor: Idea Public Schools)	450,000	458,565
Texas Municipal Gas Acquisition and Supply Corp. I, 6.25%, 12/15/2026	935,000	971,000
		3,542,284

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 29, 2024

Description	Par	Value
MUNICIPAL BONDS — 97.0% (Continued)

Virginia — 2.7%
Riverside Regional Jail Authority, 5.00%, 07/01/2025	$1,550,000	$1,556,311

Washington — 2.7%
Spokane County School District No 81 Spokane, 5.25%, 06/01/2024	285,000	285,263
Tobacco Settlement Authority, 5.00%, 06/01/2024	480,000	480,350
Washington Health Care Facilities Authority, 5.00%, 10/01/2026
(Obligor: Providence St Joseph)	290,000	290,969
Washington State Housing Finance Commission, 4.75%, 07/01/2027
(Obligor: Eastside Retirement)	500,000	500,052
		1,556,634
West Virginia — 0.8%
Monongalia County Building Commission, 5.00%, 07/01/2028
(Obligor: Vandalia Health Obligation Group)	455,000	458,288

Wisconsin — 5.1%
Public Finance Authority
6.50%, 06/01/2045 (Obligor: Noorda College of Osteopathic) (b)	200,000	175,946
Series A, 5.75%, 06/01/2025 (Obligor: Dreamhouse ‘Ewa Beach) (b)	1,325,000	1,326,206
Series A, 5.00%, 12/01/2027 (Obligor: Prime Healthcare Foundation)	530,000	539,586
Wisconsin Health & Educational Facilities Authority
5.00%, 08/15/2025 (Obligor: Aspirus)	100,000	100,100
5.00%, 12/01/2027 (Obligor: Iowa Health Systems)	740,000	745,059
		2,886,897
TOTAL MUNICIPAL BONDS
(Cost $54,765,251)		55,245,967

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Schedule of Investments (Unaudited) – Continued
February 29, 2024

Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.8%

Money Market Funds — 1.8%
First American Government Obligations Fund — Class X, 5.23% (e)	1,021,715	$1,021,715
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,021,715)		1,021,715
TOTAL INVESTMENTS — 98.8%
(Cost $55,786,966)		56,267,682
Other Assets in Excess of Liabilities — 1.2%		681,599
TOTAL NET ASSETS — 100.0%		$56,949,281

Percentages are stated as a percent of net assets.

(a)
Coupon rate is variable, or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of February 29, 2024.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 29, 2024, the value of these securities total $6,913,118 or 12.1% of the Fund’s net assets.

(c)	Security subject to the Alternative Minimum Tax (“AMT”). As of February 29, 2024, the total value of securities subject to the AMT was $8,559,758 or 15.0% of net assets.
(d)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(e)	The rate shown represents the 7-day effective yield as of February 29, 2024.

See Notes to the Financial Statements

PRINCIPAL STREET FUNDS

(This Page Intentionally Left Blank.)

PRINCIPAL STREET FUNDS

Statement of Assets and Liabilities (Unaudited)
February 29, 2024

	High Income	Short Term
	Municipal Fund	Municipal Fund
ASSETS:
Investments, at value (Cost: $367,539,304
and $55,786,966, respectively)	$314,756,871	$56,267,682
Interest receivable	9,639,876	761,053
Receivable for capital shares sold	2,963,917	143,517
Receivable for investment securities sold	1,078,548	—
Receivable for shareholder reprocessing(1)	333,577	—
Prepaid expenses	53,322	16,465
Total Assets	328,826,111	57,188,717

LIABILITIES:
Payable for bank overdraft	10,377,523	—
Payable for investment securities purchased	7,177,523	—
Payable for capital shares redeemed	868,413	120,687
Payable for fund administration & accounting fees	142,022	63,259
Payable to investment adviser	—	3,936
Payable for distribution fees	49,162	4,621
Payable for transfer agent fees & expenses	46,787	20,460
Payable for audit fees	24,718	11,096
Payable for custody fees	6,279	1,764
Payable for compliance fees	5,152	5,150
Accrued expenses	30,431	8,463
Total Liabilities	18,728,010	239,436

NET ASSETS	$310,098,101	$56,949,281

NET ASSETS CONSIST OF:
Paid-in capital	$390,550,127	$57,187,385
Total accumulated loss	(80,452,026)	(238,104)
Net Assets	$310,098,101	$56,949,281

(1)	Please see Note 10 for additional details.

See Notes to the Financial Statements

PRINCIPAL STREET FUNDS

Statements of Assets and Liabilities (Unaudited) – Continued
February 29, 2024

	High Income	Short Term
	Municipal Fund	Municipal Fund
A Class:
Net Assets	$6,820,197	$—
Shares issued and outstanding(1)	921,952	—
Net asset value, redemption price, and offering price per share(2)	$7.40	$—
Maximum offering price per share(2)(3)	$7.57	$—

Institutional Class:
Net Assets	$259,718,149	$45,436,067
Shares issued and outstanding(1)	34,971,318	10,711,420
Net asset value, redemption price, and offering price per share	$7.43	$4.24

Investor Class:
Net Assets	$43,559,755	$11,513,214
Shares issued and outstanding(1)	5,831,646	2,719,482
Net asset value, redemption price, and offering price per share	$7.47	$4.23

(1)	Unlimited shares authorized without par value.
(2)	May be subject to a contingent deferred sales charge of 1.00% on certain shares redeemed within 12 months of purchase.
(3)	The offering price is calculated by dividing the net asset value by 1 minus the maximum front-end sales charge of 2.25%.

See Notes to the Financial Statements

PRINCIPAL STREET FUNDS

Statement of Operations (Unaudited)
For the Six Months Ended February 29, 2024

	High Income	Short Term
	Municipal Fund	Municipal Fund
INVESTMENT INCOME:
Interest income	$12,167,273	$1,244,240
Total investment income	12,167,273	1,244,240

EXPENSES:
Investment adviser fees (See Note 4)	772,925	119,535
Fund administration & accounting fees (See Note 4)	169,958	77,245
Transfer agent fees & expenses (See Note 4)	56,228	24,388
Federal & state registration fees	30,562	19,244
Audit fees	24,714	11,102
Custody fees (See Note 4)	17,022	4,014
Legal fees	15,648	10,528
Trustee fees	10,652	10,652
Compliance fees (See Note 4)	6,188	6,188
Postage & printing fees	5,748	1,112
Other expenses	3,554	1,648
Insurance expense	1,820	1,274
Distribution and shareholder servicing fees -
A Class (See Note 5)	8,118	—
Investor Class (See Note 5)	90,209	9,995
Total expense before interest expense	1,213,346	296,925
Interest expense (See Note 9)	136,820	4,087
Total expenses before recoupment/waiver	1,350,166	301,012
Adviser recoupment (See Note 4)	15,297	—
Less: waiver from investment adviser (See Note 4)	(6,062)	(100,986)
Net expenses	1,359,401	200,026

NET INVESTMENT INCOME	10,807,872	1,044,214

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(1,020,162)	(387,450)
Net change in unrealized appreciation/depreciation on investments	7,175,977	530,680
Net realized and unrealized gain on investments	6,155,815	143,230

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$16,963,687	$1,187,444

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	February 29, 2024	Year Ended
	(Unaudited)	August 31, 2023
OPERATIONS:
Net investment income	$10,807,872	$15,757,168
Net realized loss on investments	(1,020,162)	(14,501,142)
Net change in unrealized appreciation/depreciation on investments	7,175,977	(11,030,242)
Net increase (decrease) in net assets resulting from operations	16,963,687	(9,774,216)

CAPITAL SHARE TRANSACTIONS:
A Class:
Proceeds from shares sold	2,002,390	5,512,512
Proceeds from reinvestment of distributions	180,539	157,461
Payments for shares redeemed	(1,448,155)	(116,320)
Net increase in net assets resulting from A Class transactions	734,774	5,553,653

Institutional Class:
Proceeds from shares sold	100,710,877	130,446,143
Proceeds from reinvestment of distributions	7,425,685	14,883,107
Payments for shares redeemed	(95,372,087)	(153,392,207)
Net increase (decrease) in net assets
resulting from Institutional Class transactions	12,764,475	(8,062,957)

Investor Class:
Proceeds from shares sold	21,197,076	13,182,731
Proceeds from reinvestment of distributions	495,784	571,576
Payments for shares redeemed	(8,164,867)	(3,484,484)
Net increase in net assets resulting from Investor Class transactions	13,527,993	10,269,823
Net increase in net assets from capital share transactions	27,027,242	7,760,519

DISTRIBUTIONS TO SHAREHOLDERS
A Class	(195,991)	(189,908)
Institutional Class	(7,444,007)	(15,335,281)
Investor Class	(1,028,032)	(1,440,870)
Total distributions to shareholders	(8,668,030)	(16,966,059)

TOTAL INCREASE (DECREASE) IN NET ASSETS	35,322,899	(18,979,756)

NET ASSETS:
Beginning of period	274,775,202	293,754,958
End of period	$310,098,101	$274,775,202

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	February 29, 2024	Year Ended
	(Unaudited)	August 31, 2023
OPERATIONS:
Net investment income	$1,044,214	$1,752,652
Net realized loss on investments	(387,450)	(395,830)
Net change in unrealized appreciation/depreciation on investments	530,680	(52,691)
Net increase in net assets resulting from operations	1,187,444	1,304,131

CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	12,351,581	48,683,163
Proceeds from reinvestment of distributions	886,575	1,678,005
Payments for shares redeemed	(21,116,448)	(26,736,332)
Net increase (decrease) in net assets resulting from
Institutional Class transactions	(7,878,292)	23,624,836

Investor Class:
Proceeds from shares sold	11,325,000	101,225
Proceeds from reinvestment of distributions	149,375	1,573
Payments for shares redeemed	(126,000)	(2,494)
Net increase in net assets resulting from Investor Class transactions	11,348,375	100,304
Net increase in net assets from capital share transactions	3,470,083	23,725,140

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(896,160)	(1,688,232)
Investor Class	(149,901)	(1,573)
Total distributions to shareholders	(1,046,061)	(1,689,805)

TOTAL INCREASE IN NET ASSETS	3,611,466	23,339,466

NET ASSETS:
Beginning of period	53,337,815	29,998,349
End of period	$56,949,281	$53,337,815

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Statement of Cash Flows

For the
Six Months Ended
February 29, 2024
(Unaudited)
Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$16,963,687
Adjustments to reconcile net increase in net assets from
operations to net cash used for operating activities:
Purchases of investments	(36,246,247)
Proceeds from sales of investments	22,813,041
Purchases and sales of short-term investments, net	(24,563,127)
Decrease in receivable for shareholder reprocessing	265,268
Amortization (accretion) of market premium (discount), net	(958,953)
Changes in operating assets and liabilities
Increase in payable for investment securities purchased	7,177,523
Increase in receivable for investment securities sold	(1,078,548)
Increase in interest receivable	(1,571,793)
Increase in prepaid expenses	(20,135)
Decrease in payable to investment adviser	(122,547)
Decrease in accrued distributions payable	(116,234)
Increase in other expenses	121,963
Net change in unrealized depreciation of investments	(7,175,977)
Net realized loss	1,020,162
Net cash provided by operating activities	(23,491,917)
Cash flows provided by (used for) financing activities:
Proceeds from shares sold(a)	121,799,038
Cost of shares redeemed(b)	(105,093,622)
Loan borrowings	48,959,000
Loan repayments	(48,959,000)
Dividends paid to shareholders, net of reinvestments	(566,022)
Net cash used for financing activities	16,139,394
Net change in cash	(7,352,523)

Cash:
Beginning of period	(3,025,000)
End of period	$(10,377,523)
Supplemental disclosure of cash flow and non-cash information:
Interest paid	$136,820
Reinvested distributions	$8,102,008

(a)	Includes an increase in receivable for capital shares sold of $2,111,305.
(b)	Includes a decrease in payable for capital shares redeemed of $108,513.

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

A Class
	For the		For the Period
	Period Ended		Inception(1)
	February 29, 2024	Year Ended	Through
	(Unaudited)	August 31, 2023	August 31, 2022
PER SHARE DATA:
Net asset value, beginning of period	$7.11	$7.87	$8.74

Investment operations:
Net investment income	0.27	0.43	0.24
Net realized and unrealized gain (loss) on investments	0.24	(0.74)	(0.87)
Total from investment operations	0.51	(0.31)	(0.63)

Less distributions from:
Net investment income	(0.22)	(0.45)	(0.24)
Net realized gains	—	—	—
Total distributions	(0.22)	(0.45)	(0.24)
Net asset value, end of period	$7.40	$7.11	$7.87

TOTAL RETURN(2)(3)	7.11%	-4.02%	-7.27%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$6,820	$5,739	$375
Ratio of expenses to average net assets:
Before expense waiver/recoupment(4)	1.15%	1.27%	1.27%
After expense waiver/recoupment(4)	1.15%	1.23%	1.20%
Ratio of expenses excluding interest expense
to average net assets:
Before expense waiver/recoupment(4)	1.05%	1.07%	1.06%
After expense waiver/recoupment(4)	1.05%	1.03%	0.98%
Ratio of net investment income to average net assets:
After expense waiver/recoupment(4)	7.50%	5.52%	5.44%
Portfolio turnover rate(2)(5)	9%	21%	53%

(1)	Inception date for the A Class was February 16, 2022.
(2)	Not annualized for period less than one year.
(3)	Return does not include sales load.
(4)	Annualized for period less than one year.
(5)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

Institutional Class
	For the
	Period Ended	Year	Year	Year	Year	Year
	February 29,	Ended	Ended	Ended	Ended	Ended
	2024	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2023	2022	2021	2020	2019
PER SHARE DATA:
Net asset value, beginning of period	$7.21	$7.91	$9.27	$9.12	$10.36	$10.34

Investment operations:
Net investment income	0.28	0.43	0.46	0.51	0.60	0.60
Net realized and unrealized
gain (loss) on investments	0.17	(0.67)	(1.35)	0.15	(1.24)	0.22
Total from
investment operations	0.45	(0.24)	(0.89)	0.66	(0.64)	0.82

Less distributions from:
Net investment income	(0.23)	(0.46)	(0.47)	(0.51)	(0.56)	(0.60)
Net realized gains	—	—	—	—	(0.04)	(0.20)
Total distributions	(0.23)	(0.46)	(0.47)	(0.51)	(0.60)	(0.80)
Net asset value, end of period	$7.43	$7.21	$7.91	$9.27	$9.12	$10.36

TOTAL RETURN(1)	6.32%	-2.94%	-9.88%	7.49%	-6.34%	8.36%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (in 000’s)	$259,718	$240,235	$272,640	$289,438	$201,763	$155,658
Ratio of expenses to
average net assets:
Before expense
waiver/recoupment(2)	0.89%	1.04%	0.86%	0.78%	0.80%	0.83%
After expense
waiver/recoupment(2)	0.90%	1.00%	0.83%	0.73%	0.74%	0.74%
Ratio of expenses excluding interest
expense to average net assets:
Before expense
waiver/recoupment(2)	0.79%	0.81%	0.76%	0.77%	0.79%	0.82%
After expense
waiver/recoupment(2)	0.80%	0.77%	0.73%	0.73%	0.73%	0.73%
Ratio of net investment income
to average net assets:
After expense
waiver/recoupment(2)	7.76%	5.75%	5.35%	5.70%	6.28%	5.82%
Portfolio turnover rate(1)(3)	9%	21%	53%	64%	41%	33%

(1)	Not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

PRINCIPAL STREET HIGH INCOME MUNICIPAL FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

Investor Class
	For the				For the Period
	Period Ended	Year	Year	Year	Inception(1)
	February 29,	Ended	Ended	Ended	Through
	2024	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$7.23	$7.96	$9.32	$9.18	$8.66

Investment operations:
Net investment income	0.26	0.40	0.41	0.48	0.22
Net realized and unrealized
gain (loss) on investments	0.19	(0.70)	(1.35)	0.13	0.51 (5)
Total from investment operations	0.45	(0.30)	(0.94)	0.61	0.73

Less distributions from:
Net investment income	(0.21)	(0.43)	(0.42)	(0.47)	(0.21)
Net realized gains	—	—	—	—	—
Total distributions	(0.21)	(0.43)	(0.42)	(0.47)	(0.21)
Net asset value, end of period	$7.47	$7.23	$7.96	$9.32	$9.18

TOTAL RETURN(2)	6.17%	-3.81%	-10.28%	6.82%	8.56%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$43,560	$28,801	$20,740	$12,420	$278
Ratio of expenses to average net assets:
Before expense waiver/recoupment(3)	1.39%	1.54%	1.38%	1.28%	1.32%
After expense waiver/recoupment(3)	1.39%	1.50%	1.35%	1.24%	1.23%
Ratio of expenses excluding interest
expense to average net assets:
Before expense waiver/recoupment(3)	1.29%	1.31%	1.26%	1.27%	1.32%
After expense waiver/recoupment(3)	1.30%	1.27%	1.23%	1.23%	1.23%
Ratio of net investment income
to average net assets:
After expense waiver/recoupment(3)	7.26%	5.25%	4.89%	5.20%	6.21%
Portfolio turnover rate(2)(4)	9%	21%	53%	64%	41%

(1)	Inception date for the Investor Class was March 23, 2020.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Portfolio turnover disclosed is for the Fund as a whole.
(5)
The realized and unrealized gain per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

Institutional Class
	For the		For the Period
	Period Ended		Inception(1)
	February 29, 2024	Year Ended	Through
	(Unaudited)	August 31, 2023	August 31, 2022
PER SHARE DATA:
Net asset value, beginning of period	$4.22	$4.26	$4.25

Investment operations:
Net investment income	0.08	0.14	0.03
Net realized and unrealized gain (loss) on investments	0.02	(0.04)	0.01 (5)
Total from investment operations	0.10	0.10	0.04

Less distributions from:
Net investment income	(0.08)	(0.14)	(0.03)
Net realized gains	—	—	—
Total distributions	(0.08)	(0.14)	(0.03)
Net asset value, end of period	$4.24	$4.22	$4.26

TOTAL RETURN(2)	2.48%	2.36%	1.02%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$45,436	$53,211	$29,970
Ratio of expenses to average net assets:
Before expense waiver(3)	1.10%	1.09%	4.41%
After expense waiver(3)	0.72%	0.71%	0.70%
Ratio of expenses excluding interest expense
to average net assets:
Before expense waiver(3)	1.08%	1.09%	4.41%
After expense waiver(3)	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets:
After expense waiver(3)	3.97%	3.42%	2.52%
Portfolio turnover rate(2)(4)	41%	75%	24%

(1)	Inception date for the Fund was April 27, 2022.
(2)	Not annualized for period less than one year.
(3)	Annualized for period less than one year.
(4)	Portfolio turnover disclosed is for the Fund as a whole.
(5)
The realized and unrealized gain per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

See Notes to the Financial Statements

PRINCIPAL STREET SHORT TERM MUNICIPAL FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

Investor Class
	For the		For the Period
	Period Ended		Inception(1)
	February 29, 2024	Year Ended	Through
	(Unaudited)	August 31, 2023	August 31, 2022
PER SHARE DATA:
Net asset value, beginning of period	$4.21	$4.26	$4.25

Investment operations:
Net investment income	0.08	0.13	0.03
Net realized and unrealized gain (loss) on investments	0.02	(0.05)	0.01 (5)
Total from investment operations	0.10	0.08	0.04

Less distributions from:
Net investment income	(0.08)	(0.13)	(0.03)
Net realized gains	—	—	—
Total distributions	(0.08)	(0.13)	(0.03)
Net asset value, end of period	$4.23	$4.21	$4.26

TOTAL RETURN(2)	2.36%	1.87%	0.94%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$11,513	$127	$28
Ratio of expenses to average net assets:
Before expense waiver(3)	1.35%	1.37%	5.60%
After expense waiver(3)	0.97%	0.95%	0.96%
Ratio of expenses excluding interest expense
to average net assets:
Before expense waiver(3)	1.33%	1.36%	5.59%
After expense waiver(3)	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets:
After expense waiver(3)	3.72%	3.18%	2.27%
Portfolio turnover rate(2)(4)	41%	75%	24%

(1)	Inception date for the Fund was April 27, 2022.
(2)	Not annualized for period less than one year.
(3)	Annualized for period less than one year.
(4)	Portfolio turnover disclosed is for the Fund as a whole.
(5)
The realized and unrealized gain per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

See Notes to the Financial Statements

PRINCIPAL STREET FUNDS

Notes to the Financial Statements (Unaudited)
February 29, 2024

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Principal Street High Income Municipal Fund (the “High Income Fund”) is a diversified series with its own investment objectives and policies within the Trust. The Principal Street Short Term Municipal Fund (the “Short Term Fund”) is a non-diversified series with its own investment objectives and policies within the Trust. Each series is considered a “Fund” and collectively, the “Funds”. Prior to October 15, 2019, the High Income Fund was known as the Green Square High Income Municipal Fund. The investment objective of both Funds is to provide current income exempt from regular federal income tax. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The High Income Fund currently offers three classes of shares for purchase. The High Income Fund’s Institutional Class commenced operations on September 15, 2017, the Investor Class commenced operations on March 23, 2020, and the A Class commenced operations on February 16, 2022. The Short Term Fund commenced operations on April 27, 2022 and currently offers two classes of shares, Institutional Class and Investor Class. Each class of shares for the Funds has identical rights and privileges except with respect to 12b-1 fees and voting rights on matters affecting a single share class. For the High Income Fund, the Investor Class and A Class shares are subject to a 0.50% and 0.25% Rule 12b-1 distribution and servicing fee, respectively. For the Short Term Fund, the Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee. The Funds may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the period ended February 29, 2024, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended February 29, 2024, the Funds did not incur any interest or penalties. The High Income Fund is not subject to examination by U.S. tax authorities for tax years prior to the year ended August 31, 2020. The Short Term fund is not subject to examination by U.S. Tax Authorities prior to the year ended August 31, 2022.

Security Transactions, Income, and Distributions – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

PRINCIPAL STREET FUNDS

Notes to the Financial Statements (Unaudited) – Continued
February 29, 2024

The Funds will declare daily and pay monthly distributions of net investment income. The Funds will also distribute net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Allocation of Expenses — Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Funds. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. For the High Income Fund, 12b-1 fees are expensed at annual rates of 0.50% and 0.25% of average daily net assets of the Investor Class and A Class shares, respectively (See Note 5). For the Short Term Fund, 12b-1 fees are expensed at an annual rate 0.25% of average daily net assets of the Investor Class (See Note 5). Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis. The Funds’ investments are carried at fair value.

PRINCIPAL STREET FUNDS

Notes to the Financial Statements (Unaudited) – Continued
February 29, 2024

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed Income Securities – Municipal and corporate bonds are valued on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuer, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Fixed income securities are categorized in the Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Principal Street Partners, LLC. (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed the prices obtained from brokers, dealers or independent pricing services are unreliable.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of February 29, 2024:

High Income Fund
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$255,056,790	$780,377	$255,837,167
Corporate Bonds	—	—	41,067,411	41,067,411
Convertible Preferred Stock	—	—	5,083,502	5,083,502
Short-Term Investment	12,768,791	—	—	12,768,791
Total Investments in Securities*	$12,768,791	$255,056,790	$46,931,290	$314,756,871

Short Term Fund
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$55,245,967	$—	$55,245,967
Short-Term Investment	1,021,715	—	—	1,021,715
Total Investments in Securities*	$1,021,715	$55,245,967	$—	$56,267,682

*	Refer to the Schedule of Investments for further information on the classification of investments.

PRINCIPAL STREET FUNDS

Notes to the Financial Statements (Unaudited) – Continued
February 29, 2024

The following is a reconciliation of Level 3 assets in the High Income Fund for which significant unobservable inputs were used to determine fair value:

Investments
in Securities
Balance as of August 31, 2023	$33,360,652
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation/depreciation	—
Net purchases	13,570,638
Transfers into and/or out of Level 3	—
Balance as of February 29, 2024	$46,931,290
Change in unrealized appreciation/depreciation during the
period for Level 3 investments as of February 29, 2024	$—

The Level 3 investments as of February 29, 2024 for the High Income Fund represented 15.1% of the Fund’s net assets.

The following provides information regarding the valuation techniques, unobservable inputs used, and other information related to the fair value of Level 3 investments for the High Income Fund as of February 29, 2024:

	Security	Fair Value as of	Valuation	Unobservable		Weighted
Security Description	Type	February 29, 2024	Technique	Input*	Range	Average
CalPlant I, LLC,			Liquidation
9.50%, 08/21/2024	Corporate Bond	$3,000,000	Approach	Recovery Rate	100%	100%
CalPlant I, LLC,			Liquidation
15.00%, 07/01/2025	Corporate Bond	1,290,000	Approach	Recovery Rate	100%	100%
Convival Funding 2022 III,			Discounted
12.00%, 11/15/2056	Corporate Bond	5,273,738	Cash Flow	Discount Rate	11.4%	100%
LSC Estero Prime,			Refinance
12.00%, 04/30/2024	Corporate Bond	1,250,000	Approach	Recovery Rate	100%	100%
Next Renewable Fuels,	Convertible		Acquisition
Series A	Preferred Stock	5,083,502	Cost	Recovery Rate	100%	100%
Sunland Medical
Foundation,			Liquidation
12.00%, 02/29/2024	Corporate Bond	11,500,260	Approach	Recovery Rate	100%	100%
Sunland Medical
Foundation,			Liquidation
12.00%, 10/20/2024	Corporate Bond	10,000,000	Approach	Recovery Rate	100%	100%
Sunland Medical
Foundation,			Liquidation
7.38%, 04/30/2024	Corporate Bond	8,753,413	Approach	Recovery Rate	70.5%	100%
William G King,			Acquisition
12.00%, 10/01/2024	Municipal Bond	780,377	Cost	Recovery Rate	100%	100%

*
Significant increases and decreases in the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in an increase to the fair value. A decrease to the unobservable input would have the opposite effect.

PRINCIPAL STREET FUNDS

Notes to the Financial Statements (Unaudited) – Continued
February 29, 2024

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. Pursuant to the Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.55% and 0.45% of the High Income Fund and Short Term Fund average daily net assets, respectively.

The Funds’ Adviser has contractually agreed to reduce its management fees, and may reimburse the Funds for their operating expenses in order to ensure that Total Annual Fund Operating Expenses (excluding certain expenses such as Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions and other transactional expenses, acquired fund fees and expenses, or extraordinary expenses) for the Funds do not exceed 0.80% and 0.70% of the High Income Fund and Short Term Fund average daily net assets, respectively. Prior to February 15, 2023, the rate was 0.73% for the High Income Fund.

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred and at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term but cannot be terminated within a year after the effective date of the Funds’ prospectuses. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser. Total fee recoupment for the High Income Fund in the period ended February 29, 2024, was $15,297. The Short Term Fund did not recoup any fee waivers in the current fiscal year. Additional waived fees and reimbursed expenses subject to potential recovery by month of expiration for the Funds are as follows:

	High Income Fund	Short Term Fund
Expiration	Amount	Amount
March 2024 – August 2024	$52,836	$—
September 2024 – August 2025	$89,955	$128,142 *
September 2025 – August 2026	$100,965	$198,611
September 2026 – August 2027	$6,062	$100,986

*	The potential recovery by month of expiration for this amount is April 2025 – August 2025.

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the period ended February 29, 2024, are disclosed in the Statements of Operations.

PRINCIPAL STREET FUNDS

Notes to the Financial Statements (Unaudited) – Continued
February 29, 2024

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in both the Investor Class and A Class. For the High Income Fund, the Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.50% and 0.25% of the Investor Class and A Class average daily net assets, respectively. For the Short Term Fund, the Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. For the period ended February 29, 2024, the High Income Fund’s Investor and A Class incurred expenses of $90,209 and $8,118, respectively, pursuant to the Plan. For the period ended February 29, 2024, the Short Term Fund’s Investor Class incurred expenses of $9,995 pursuant to the Plan.

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

High Income Fund

	Period Ended	Year Ended
	February 29, 2024	August 31, 2023
A Class:
Shares sold	298,265	753,758
Shares issued to holders in reinvestment of distributions	25,170	21,255
Shares redeemed	(202,128)	(15,644)
Net increase in A Class shares	121,307	759,369

Institutional Class:
Shares sold	14,022,674	17,435,877
Shares issued to holders in reinvestment of distributions	1,029,603	2,002,360
Shares redeemed	(13,332,304)	(20,581,450)
Net increase (decrease) in Institutional Class shares	1,719,973	(1,142,941)

Investor Class:
Shares sold	2,902,166	1,763,934
Shares issued to holders in reinvestment of distributions	67,809	76,413
Shares redeemed	(1,113,593)	(465,309)
Net increase in Investor Class shares	1,856,382	1,375,038
Net increase in capital shares	3,697,662	991,466

PRINCIPAL STREET FUNDS

Notes to the Financial Statements (Unaudited) – Continued
February 29, 2024

Short Term Fund
	Period Ended	Year Ended
	February 29, 2024	August 31, 2023
Institutional Class:
Shares sold	2,926,715	11,495,466
Shares issued to holders in reinvestment of distributions	210,330	396,536
Shares redeemed	(5,039,379)	(6,315,320)
Net increase (decrease) in Institutional Class shares	(1,902,334)	5,576,682

Investor Class:
Shares sold	2,683,652	23,930
Shares issued to holders in reinvestment of distributions	35,391	373
Shares redeemed	(29,787)	(587)
Net increase in Investor Class shares	2,689,256	23,716
Net increase in capital shares	786,922	5,600,398

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Funds for the period ended February 29, 2024, were as follows:

	High Income Fund		Short Term Fund
	Purchases	Sales	Purchases	Sales
U.S. Government Securities	$—	$—	$—	$—
Other Securities	$36,246,247	$22,813,041	$23,420,615	$20,009,941

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at August 31, 2023, were as follows:

	Aggregate	Aggregate	Net Unrealized	Federal
	Gross	Gross	Appreciation	Income
	Appreciation	Depreciation	(Depreciation)	Tax Cost
High Income Fund	$2,798,699	$(63,623,379)	$(60,824,680)	$330,470,450
Short Term Fund	$153,315	$(203,279)	$(49,964)	$52,860,588

Any difference between book-basis and tax-basis unrealized appreciation (depreciation) would be attributable primarily to the tax deferral of losses on wash sales.

At August 31, 2023, components of distributable earnings on a tax-basis were as follows:

	Undistributed	Undistributed	Other	Net Unrealized
	Ordinary	Long-Term	Accumulated	Appreciation	Total
	Income	Capital Gains	Losses	(Depreciation)	Accumulated Loss
High Income Fund	$—	$—	$(27,923,002)	$(60,824,680)	$(88,747,682)
Short Term Fund	$72,583	$—	$(402,106)	$(49,964)	$(379,487)

PRINCIPAL STREET FUNDS

Notes to the Financial Statements (Unaudited) – Continued
February 29, 2024

As of August 31, 2023, the High Income Fund and Short Term Fund had long-term capital loss carryovers of $19,431,618 and $32,572, respectively, and short-term capital loss carryovers of $8,375,150 and $367,948 respectively. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of a Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable period ended August 31, 2023, the Funds did not defer any qualified late year losses.

The tax character of distributions paid for the period ended February 29, 2024, were as follows:

	Ordinary	Tax Exempt	Long Term
	Income*	Income	Capital Gains	Total
High Income Fund	$—	$8,668,030	$—	$8,668,030
Short Term Fund	$—	$1,046,061	$—	$1,046,061

The tax character of distributions paid for the year ended August 31, 2023, were as follows:

	Ordinary	Tax Exempt	Long Term
	Income*	Income	Capital Gains	Total
High Income Fund	$1,978,091	$14,987,968	$—	$16,966,059
Short Term Fund	$72,132	$1,617,673	$—	$1,689,805

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

9.  LINE OF CREDIT

The High Income Fund has established a secured line of credit (“LOC”) in the amount of $30,000,000, 10% of gross market value of the Fund, or 33.33% of the gross market value of the Fund’s unencumbered assets, whichever is less. The LOC matures unless renewed on July 19, 2024. This LOC is intended for investment purposes. The LOC is with the Custodian. Interest is charged at the prime rate minus 1.50% on any used portion of the LOC, which was 7.00% as of February 29, 2024. The interest rate during the period was 7.00%. The weighted average interest rate paid on outstanding borrowings during the period for the High Income Fund was 7.00%. Interest is also charged at 0.25% on any unused portion of this LOC. All securities for the High Income Fund have been pledged as collateral at February 29, 2024.

The High Income Fund has established an unsecured line of credit (“LOC”) in the amount of $30,000,000, 15% of gross market value of the Fund, or 33.33% of the market value of the Fund’s unencumbered assets, whichever is less. The LOC matures unless renewed on July 19, 2024. This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants in connection with shareholder redemptions and other short-term liquidity needs of the Fund. The LOC is with the Custodian. Interest is charged at the prime rate which was 8.50% as of February 29, 2024. The interest rate during the period was 8.50%. For the period ended February 29, 2024, the Fund did not have any borrowings under this LOC.

The Short Term Fund has established an unsecured line of credit (“LOC”) in the amount of $10,000,000, 10% of gross market value of the Fund, or 33.33% of the fair value of the Fund’s unencumbered assets, whichever is less. The LOC matures unless renewed on July 19, 2024. This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants in connection with shareholder redemptions and other short-term liquidity needs of the Fund. The LOC is with the Custodian. Interest is charged at the prime rate which was 8.50% as of February 29, 2024. The interest rate during the period was 8.50%. The weighted average interest rate paid on outstanding borrowings during the period for the Fund was 8.50%.

PRINCIPAL STREET FUNDS

Notes to the Financial Statements (Unaudited) – Continued
February 29, 2024

The Funds have authorized the Custodian to charge any of the Funds’ accounts for any missed payments. For the period ended, February 29, 2024, LOC activity for the Funds was as follows:

				Amount
				Outstanding			Date of
			Average	as of	Interest	Maximum	Maximum
Fund	Loan Type	LOC Agent	Borrowings	February 29, 2024	Expense	Borrowing	Borrowing
High Income	Secured	U.S. Bank N.A.	$2,897,841	$—	$136,820	$15,836,000	11/09/2023
High Income	Unsecured	U.S. Bank N.A.	$—	$—	$—	$—	N/A
Short Term	Unsecured	U.S. Bank N.A.	$95,110	$—	$4,087	$1,807,000	10/12/2023

10.  REPROCESSING OF SHAREHOLDER TRADES

It was determined that several of the High Income Fund’s securities were mispriced for the period January 25, 2023 through October 27, 2023 resulting in an overstatement of the Fund’s net assets and net asset value (NAV) per share for each class. Since the amount of the overstatement was concluded to be material, the Fund’s daily net assets and NAV per share were revised for the period shareholder transactions were reprocessed. As a result of reprocessing shareholder trades, the Fund incurred a loss of $853,716. The Fund’s Adviser is reimbursing the Fund for these losses. The amount remaining to be reimbursed is shown as a receivable on the Fund’s Statement of Assets and Liabilities.

11.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of February 29, 2024, Charles Schwab & Co., Inc. and National Financial Services LLC, for the benefit of their customers, owned 38.02% and 34.77% of the outstanding shares of the High Income Fund, respectively. As of February 29, 2024 National Financial Services LLC and Charles Schwab & Co., Inc., for the benefit of their customers, owned 43.30% and 54.67% of the outstanding shares of the Short Term Fund, respectively.

PRINCIPAL STREET FUNDS

Additional Information (Unaudited)
February 29, 2024

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 21-22, 2024, the Trust’s Board of Trustees (“Board”), each of whom was present in person, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the continuation of the Investment Advisory Agreement between the Trust and Principal Street Partners, LLC (“Principal Street” or the “Adviser”) regarding the Principal Street High Income Municipal Fund and the Principal Street Short Term Municipal Fund (each a “Fund” or collectively, the “Funds”) (the “Investment Advisory Agreement”) for another annual term.

Prior to the meeting and at a meeting held on January 4, 2024, the Trustees received and considered information from Principal Street and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”). Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum and advice from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to each Fund: (1) the nature, extent, and quality of the services provided by Principal Street with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by Principal Street, as applicable; (3) the costs of the services provided and the profits realized by Principal Street, from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Principal Street resulting from its relationship with the Fund.  In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them, did not identify any particular information that was all-important or controlling, and considered the information and made its determinations for each Fund separately and independently of the other Fund.

Based upon the information provided to the Board throughout the course of the year, including a presentation to the Board by representatives from Principal Street, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Principal Street as set forth in the Investment Advisory Agreement, as it relates to each Fund, continue to be fair and reasonable in light of the services that Principal Street performs, the investment advisory fees that each Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement, as it relates to each Fund, are summarized below.

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services that Principal Street provides under the Investment Advisory Agreement with respect to each Fund, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (3) voting all proxies, if any, with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions effected by Principal Street on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s

PRINCIPAL STREET FUNDS

Additional Information (Unaudited) – Continued
February 29, 2024

compliance with the Trust’s policies and procedures and with applicable securities laws. The Trustees noted the significant experience and expertise of the portfolio managers that Principal Street utilizes in managing each Fund’s assets, as well as Principal Street’s constructive response to compliance matters. The Trustees reviewed Principal Street’s financials, assets under management and capitalization. In that regard, the Trustees concluded that Principal Street had sufficient resources to support the management of each Fund. The Trustees concluded that they were satisfied with the nature, extent, and quality of services that Principal Street provides to each Fund under the Investment Advisory Agreement.

Fund Historical Performance and the Overall Performance of Principal Street.  In assessing the quality of the portfolio management delivered by Principal Street, the Trustees reviewed the short-term and long-term performance of each Fund on both an absolute basis and in comparison to the Fund’s Morningstar category (“Category”) as well as a smaller sub-set of peer funds (“Cohort”), and an appropriate benchmark index. When comparing each Fund’s performance against its Category and Cohort, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from the funds in the Category and Cohort.  The Trustees noted that Principal Street manages other accounts with a somewhat similar strategy as the Principal Street High Income Municipal Fund, but that there are enough differences between these accounts and the Fund for a performance comparison to be meaningful.

•
Principal Street High Income Municipal Fund. The Trustees noted that the Fund had outperformed the Category and Cohort averages over the year-to-date and one-year periods ended September 30, 2023, as well as the Category average over the three-year period ended September 30, 2023, while underperforming the Cohort average over the three-year period and the Category and Cohort averages over the five-year period, in each case as of September 30, 2023.  The Trustees also noted that the Fund had underperformed its benchmark index over all periods presented as of September 30, 2023.

•
Principal Street Short Term Municipal Fund. The Trustees noted that the Fund had outperformed the Category and Cohort averages as well as its benchmark index for all periods presented as of September 30, 2023.

Cost of Advisory Services and Profitability.  The Trustees considered the management fee that each Fund pays to Principal Street under the Investment Advisory Agreement, as well as Principal Street’s profitability analysis for services rendered to each Fund during the 12 months ending September 30, 2023.  The Trustees also considered the effect of an expense limitation agreement on Principal Street’s compensation and that Principal Street has contractually agreed to reduce its advisory fees and, if necessary, reimburse each Fund for operating expenses, as specified in the Funds’ prospectus.  In that regard, the Trustees noted that Principal Street waived a portion of its management fees for each Fund during its most recent fiscal year.  The Trustees noted that the management fees charged to Principal Street’s separately managed accounts are equal to or greater than the management fee charged by Principal Street to the Funds. The Trustees considered the reasonableness of Principal Street’s profits from its service relationship with the Funds, noting that the service relationship with the Principal Street Short Term Municipal Fund has not been profitable for the 12-month period ended September 30, 2023.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of the contractual expenses borne by each Fund and those of funds in the same Category and Cohort.

•
Principal Street High Income Municipal Fund. The Trustees noted that the Fund’s management fee and total expenses (after waivers and expense reimbursements) were each higher than the Category and Cohort averages. In connection with their review of the management fee, the Board considered the research-intensive nature of

PRINCIPAL STREET FUNDS

Additional Information (Unaudited) – Continued
February 29, 2024

the Fund’s investment strategy.  While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Principal Street’s advisory fee is reasonable.

•
Principal Street Short Term Municipal Fund. The Trustees noted that the Fund’s management fee and total expenses (after waivers and expense reimbursements) were each higher than the Category and Cohort averages. In connection with their review of the management fee, the Board considered the research-intensive nature of the Fund’s investment strategy.  The Trustees further took into account that the average net assets of the funds comprising the Cohort were significantly higher than the assets of the Fund. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Principal Street’s advisory fee is reasonable.

Economies of Scale.  The Trustees considered whether the Funds would benefit from any economies of scale, noting that the investment advisory fee for each Fund does not contain breakpoints.  The Trustees noted that Principal Street had agreed to consider breakpoints in the future in response to asset growth in the Funds and determined to revisit the issue in the future as circumstances change and Fund asset levels increase.

Other Benefits.  The Trustees considered the direct and indirect benefits that could be realized by Principal Street from its relationship with the Funds. The Trustees noted that Principal Street does not use affiliated brokers to execute the Funds’ portfolio transactions. While the Trustees noted that each Fund utilizes Rule 12b-1 fees to pay for shareholder and distribution services related to Investor Class and A Class shareholders of the Funds, as applicable, the Trustees also observed that Principal Street was incurring its own distribution expenses on behalf of the Funds. The Trustees considered that Principal Street may receive some form of reputational benefit from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Principal Street does not receive additional material benefits from its relationship with the Funds.

PRINCIPAL STREET FUNDS

Additional Information (Unaudited) – Continued
February 29, 2024

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the SEC’s website at https://www.sec.gov/ and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Funds’ Part F of Form N-PORT is available without charge upon request by calling 1-877-914-7343.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-877-914-7343. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-877-914-7343, or (2) on the SEC’s website at https://www.sec.gov/.

PRINCIPAL STREET FUNDS

Privacy Notice (Unaudited)

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds. If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds. All shareholder records will be disposed of in accordance with applicable law. The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

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INVESTMENT ADVISER
Principal Street Partners, LLC
949 South Shady Grove Road, Suite 402
Memphis, TN 38120

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Funds’ Statements of Additional Information contain additional information about the
Funds’ trustees and is available without charge upon request by calling 1-877-914-7343.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi – annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi – annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi – annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Managed Portfolio Series

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    May 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    May 7, 2024

By (Signature and Title)      /s/Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date    May 7, 2024